Research and development incentive receivables (Tables)	12 Months Ended
Dec. 31, 2019
Research and development incentive receivables
Schedule of research and development incentive receivables

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Research and development incentive receivables—current	€261	€301	€158
Research and development incentive receivables—non-current	8,566	4,883	3,033
	€8,827	€5,184	€3,191